Basic and diluted loss per share - Effects of Dilutive Securities Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs
Basic and diluted loss per share calculation
Weighted-average of shares	551,294,295	569,945,385	146,954,430
Share options
Basic and diluted loss per share calculation
Weighted-average of shares	60,000,000	60,000,000	144,000,000
Convertible Preferred Shares
Basic and diluted loss per share calculation
Weighted-average of shares	0	417,588,975	0